UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2013

Item 1:	Report(s) to Shareholders.

2013

LO R D  A B B E T T

A N N U A L

R E P O RT

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2013

Table of Contents

1	A Letter to Shareholders

4	Investment Comparison

5	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

40	Statement of Assets and Liabilities

42	Statement of Operations

43	Statements of Changes in Net Assets

44	Financial Highlights

52	Notes to Financial Statements

66	Report of Independent Registered Public Accounting Firm

67	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Annual Report

For the fiscal year ended December 31, 2013

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2013. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you also can access quarterly commentaries and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2013, the Fund returned 7.78%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays U.S. Aggregate Bond Index,1 which returned -2.02% over the same period.

During the period, credit sectors of the bond market outperformed Treasuries due to demand for higher-yielding investments, and were supported by continued monetary stimulus by the Federal Reserve. Interest rates rose and credit spreads tightened during the period.

A major contributor to absolute performance was the Fund’s positioning in high-yield bonds. As it has in the past, the Fund maintained an overweight in high yield versus the benchmark, as we remained positive on the high-yield market from a fundamental perspective. Within the Fund’s high-yield allocation, among the top performing names was gaming holding River Rock Entertainment Authority. Metals and mining holding James River Coal Co. was among the worst performers within the sector.

The Fund’s convertible allocation also added to absolute performance. One of the top performers within the convertible portion of the Fund was computer hardware holding Micron Technology, Inc., while our holding in oil exploration company Cobalt International Energy was among the convertible holdings that detracted the most from absolute performance. We continue to seek convertible securities of companies with good prospects for improving earnings results.

Within the Fund’s investment-grade bond allocation, we maintained little to no exposure to U.S. Treasuries, which added to absolute performance, as corporates outperformed Treasuries during the period.

Overall across the Fund, among the industries that contributed the most to absolute performance were technology and electronics, health care, and capital goods. Among those that either detracted from absolute performance or contributed the least were mortgage-backed securities, foreign sovereign, and real estate.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Barclays U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2013. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays U.S. Aggregate Bond Index, the BofA Merrill Lynch High Yield Master II Constrained Index, and the 60% BofA Merrill Lynch High Yield Master II Constrained Index/20% Barclays U.S. Aggregate Bond Index/20% BofA Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2013

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.61%	13.05%	6.51%	—
Class B4	2.08%	13.19%	6.48%	—
Class C5	6.08%	13.43%	6.33%	—
Class F6	8.05%	14.45%	—	7.37%
Class I7	8.16%	14.56%	7.39%	—
Class P7	7.92%	14.15%	6.96%	—
Class R2[8]	7.52%	13.90%	—	6.86%
Class R3[9]	7.63%	14.02%	—	6.98%

1 Reflects the deduction of the maximum initial sales charge of 4.75%.

2 Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2013 is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Class R2 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

9 Class R3 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 through December 31, 2013).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/13 – 12/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			7/1/13 -
	7/1/13	12/31/13	12/31/13
Class A
Actual	$1,000.00	$1,061.00	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.94
Class B
Actual	$1,000.00	$1,057.50	$8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$8.24
Class C
Actual	$1,000.00	$1,057.50	$8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$8.24
Class F
Actual	$1,000.00	$1,062.40	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.67
Class I
Actual	$1,000.00	$1,061.70	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$3.16
Class P
Actual	$1,000.00	$1,062.10	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.43
Class R2
Actual	$1,000.00	$1,059.70	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.07	$6.21
Class R3
Actual	$1,000.00	$1,060.30	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.97% for Class A, 1.62% for Classes B and C, 0.72% for Class F, 0.62% for Class I, 0.87% for Class P, 1.22% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2013

Sector*	%**
Agency	0.08%
Automotive	2.25%
Banking	3.00%
Basic Industry	6.44%
Capital Goods	8.77%
Consumer Cyclical	5.52%
Consumer Non-Cyclical	3.76%
Energy	15.82%
Financial Services	5.52%
Foreign Government	0.22%
Healthcare	8.83%

Sector*	%**
Insurance	1.49%
Media	6.04%
Municipal	0.19%
Real Estate	1.47%
Services	8.46%
Technology & Electronics	10.04%
Telecommunications	8.58%
U.S. Government	0.70%
Utility	2.23%
Repurchase Agreement	0.59%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.42%

COMMON STOCKS 4.32%

Agency/Government Related 0.03%
Fannie Mae*	750	$2,257,500

Airlines 0.10%
United Continental Holdings, Inc.*	225	8,511,750

Auto Parts & Equipment 0.05%
Cooper-Standard Holdings, Inc.*	96	4,727,427

Banking 0.21%
Fifth Third Bancorp	350	7,360,500
Huntington Bancshares, Inc.	500	4,825,000
Regions Financial Corp.	600	5,934,000
Total		18,119,500

Chemicals 0.33%
Axiall Corp.	150	7,116,000
Monsanto Co.	185	21,561,750
Total		28,677,750

Computer Hardware 0.10%
Apple, Inc.	15	8,416,650

Consumer/Commercial/Lease Financing 0.06%
General Electric Co.	175	4,905,250

Consumer Products 0.18%
Estee Lauder Cos., Inc. (The) Class A	200	15,064,000

Diversified Capital Goods 0.15%
Emerson Electric Co.	185	12,983,300

Electronics 0.05%
Broadcom Corp. Class A	150	4,447,500

Energy: Exploration & Production 0.63%
Antero Resources Corp.*	46	2,892,864
Chesapeake Energy Corp.	100	2,714,000
Concho Resources, Inc.*	129	13,964,400
Diamondback Energy, Inc.*	65	3,435,900
Kodiak Oil & Gas Corp.*	500	5,605,000

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2013

Investments	Shares (000)	Fair Value
Energy: Exploration & Production (continued)
Whiting Petroleum Corp.*	409	$25,309,161
Total		53,921,325

Food: Wholesale 0.06%
Boulder Brands, Inc.*	310	4,916,600

Health Services 0.12%
Team Health Holdings, Inc.*	220	10,021,000

Investments & Miscellaneous Financial Services 0.21%
SPDR S&P 500 ETF Trust	100	18,467,000

Life Insurance 0.16%
MetLife, Inc.	250	13,480,000

Machinery 0.18%
Chart Industries, Inc.*	85	8,129,400
Generac Holdings, Inc.	135	7,646,400
Total		15,775,800

Media: Diversified 0.06%
Twenty-First Century Fox, Inc. Class A	150	5,277,000

Metals/Mining (Excluding Steel) 0.12%
Precision Castparts Corp.	40	10,772,000

Multi-Line Insurance 0.06%
Hartford Financial Services Group, Inc.	140	5,072,200

Oil Field Equipment & Services 0.05%
Dresser-Rand Group, Inc.*	80	4,770,400

Pharmaceuticals 0.49%
BioMarin Pharmaceutical, Inc.*	200	14,054,000
Bristol-Myers Squibb Co.	385	20,462,750
Vertex Pharmaceuticals, Inc.*	100	7,430,000
Total		41,946,750

Real Estate Investment Trusts 0.07%
Camden Property Trust	100	5,688,000

Software/Services 0.39%
Alliance Data Systems Corp.*	50	13,146,500
FireEye, Inc.*	65	2,834,650

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Shares (000)	Fair Value
Software/Services (continued)
Fortinet, Inc.*	250	$4,782,500
Informatica Corp.*	300	12,450,000
Total		33,213,650

Specialty Retail 0.10%
Home Depot, Inc. (The)	100	8,234,000

Telecommunications Equipment 0.27%
Aruba Networks, Inc.*	550	9,845,000
Palo Alto Networks, Inc.*	235	13,505,450
Total		23,350,450

Telecommunications: Wireless 0.09%
QUALCOMM, Inc.	100	7,425,000
Total Common Stocks (cost $322,882,613)		370,441,802

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.01%

Apparel/Textiles 0.16%
Iconix Brand Group, Inc.†	1.50%	3/15/2018		$10,000	13,700,000

Auto Loans 0.31%
Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	15,700	26,789,314

Auto Parts & Equipment 0.09%
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$8,250	7,935,469

Automakers 0.14%
Ford Motor Co.	4.25%	11/15/2016		6,250	11,562,500

Building Materials 0.06%
RPM International, Inc.	2.25%	12/15/2020		4,310	4,792,181

Computer Hardware 0.40%
Micron Technology, Inc.	2.375%	5/1/2032		10,300	23,876,687
SanDisk Corp.†	0.50%	10/15/2020		10,675	10,621,625
Total					34,498,312

Electronics 0.52%
Intel Corp.	2.95%	12/15/2035		6,200	6,959,500

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)
Intel Corp.	3.25%	8/1/2039	$7,000	$9,528,785
InvenSense, Inc.†	1.75%	11/1/2018	6,250	7,308,594
Novellus Systems, Inc.	2.625%	5/15/2041	7,500	12,571,875
ON Semiconductor Corp.	2.625%	12/15/2026	7,000	7,730,625
Total				44,099,379

Energy: Exploration & Production 0.21%
Cobalt International Energy, Inc.	2.625%	12/1/2019	3,500	3,099,688
Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	15,000	14,840,625
Total				17,940,313

Health Services 0.37%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	18,000	21,465,000
Illumina, Inc.†	0.25%	3/15/2016	7,500	10,439,062
Total				31,904,062

Hotels 0.35%
Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	30,300,000

Integrated Energy 0.06%
SunPower Corp.†	0.75%	6/1/2018	1,000	1,260,625
SunPower Corp.	4.50%	3/15/2015	3,000	4,216,875
Total				5,477,500

Machinery 0.32%
Altra Industrial Motion Corp.	2.75%	3/1/2031	8,750	12,047,656
Chart Industries, Inc.	2.00%	8/1/2018	9,675	14,990,203
Total				27,037,859

Managed Care 0.12%
WellPoint, Inc.	2.75%	10/15/2042	7,500	10,190,625

Media: Diversified 0.08%
Liberty Media Corp.†	1.375%	10/15/2023	7,115	7,119,447

Metals/Mining (Excluding Steel) 0.06%
Newmont Mining Corp.	1.25%	7/15/2014	5,000	5,009,375

Monoline Insurance 0.07%
MGIC Investment Corp.	2.00%	4/1/2020	4,375	6,059,375

Oil Field Equipment & Services 0.24%
Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	17,500	20,792,188

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.44%
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	$1,000	$1,064,375
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	14,000	16,038,750
Gilead Sciences, Inc.	1.625%	5/1/2016	14,000	46,200,070
Medivation, Inc.	2.625%	4/1/2017	18,400	26,956,000
Mylan, Inc.	3.75%	9/15/2015	10,000	32,837,500
Total				123,096,695

Railroads 0.14%
Trinity Industries, Inc.	3.875%	6/1/2036	9,000	11,896,875

Software/Services 2.12%
Concur Technologies, Inc.†	0.50%	6/15/2018	10,000	11,631,250
Electronic Arts, Inc.	0.75%	7/15/2016	2,575	2,752,031
EMC Corp.(b)	1.75%	12/1/2013	7,250	11,431,800
Medidata Solutions, Inc.†	1.00%	8/1/2018	8,640	11,064,600
NetSuite, Inc.†	0.25%	6/1/2018	15,000	16,612,500
Nuance Communications, Inc.	2.75%	11/1/2031	7,000	6,873,125
Proofpoint, Inc.†	1.25%	12/15/2018	12,250	13,268,281
Salesforce.com, Inc.	0.75%	1/15/2015	8,300	21,414,000
Shutterfly, Inc.†	0.25%	5/15/2018	6,475	6,956,578
SINA Corp. (China)†(c)	1.00%	12/1/2018	13,050	13,319,156
Trulia, Inc.†	2.75%	12/15/2020	6,245	7,591,578
Web.com Group, Inc.	1.00%	8/15/2018	8,375	9,442,813
Workday, Inc.†	0.75%	7/15/2018	10,000	11,781,250
Xilinx, Inc.	2.625%	6/15/2017	15,500	24,800,000
Yahoo!, Inc.†	Zero Coupon	12/1/2018	12,500	12,976,563
Total				181,915,525

Steel Producers/Products 0.06%
U.S. Steel Corp.	2.75%	4/1/2019	3,500	4,650,625

Support: Services 0.33%
priceline.com, Inc.	1.00%	3/15/2018	14,000	19,372,500
priceline.com, Inc.	1.25%	3/15/2015	2,358	9,007,544
Total				28,380,044

Telecommunications Equipment 0.31%
Ciena Corp.†	3.75%	10/15/2018	5,000	7,228,125
Ciena Corp.	4.00%	12/15/2020	2,550	3,764,437

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Equipment (continued)
Nortel Networks Corp. (Canada)(c)(d)	2.125%	4/15/2014	$15,800	$15,730,875
Total				26,723,437

Telecommunications: Wireless 0.05%
Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	3,500	4,042,500
Total Convertible Bonds (cost $578,786,316)				685,913,600

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.65%

Aerospace/Defense 0.33%
United Technologies Corp.	7.50%		435	28,479,450

Banking 0.41%
Bank of America Corp.	7.25%		18	18,965,375
Wells Fargo & Co.	7.50%		15	16,575,000
Total				35,540,375

Electric: Integrated 0.50%
Dominion Resources, Inc.	6.00%		150	8,131,500
NextEra Energy, Inc.	5.889%		300	16,989,000
PPL Corp.	8.75%		335	17,714,800
Total				42,835,300

Energy: Exploration & Production 0.03%
Chesapeake Energy Corp.†	5.75%		3	2,923,437

Food: Wholesale 0.23%
Bunge Ltd.	4.875%		180	19,350,000

Investments & Miscellaneous Financial Services 0.35%
AMG Capital Trust I	5.10%		180	13,112,825
AMG Capital Trust II	5.15%		262	16,637,000
Total				29,749,825

Life Insurance 0.15%
MetLife, Inc.	5.00%		400	12,616,000

Metals/Mining (Excluding Steel) 0.21%
Cliffs Natural Resources, Inc.	7.00%		800	18,368,000

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Dividend Rate		Shares (000)	Fair Value
Railroads 0.18%
Genesee & Wyoming, Inc.	5.00%		120	$15,450,000

Real Estate Investment Trusts 0.04%
Alexandria Real Estate Equities, Inc.	7.00%		120	3,012,000

Steel Producers/Products 0.08%
ArcelorMittal (Luxembourg)(c)	6.00%		280	7,280,000

Telecommunications: Integrated/Services 0.03%
Intelsat SA (Luxembourg)(c)	5.75%		40	2,340,000

Telecommunications: Wireless 0.11%
Crown Castle International Corp.	4.50%		95	9,503,800
Total Convertible Preferred Stocks (cost $206,045,739)				227,448,187

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 1.80%

Chemicals 0.05%
OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	$4,000	4,087,520

Food & Drug Retailers 0.19%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	7,214	7,264,823
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	8,700	8,941,991
Total				16,206,814

Food: Wholesale 0.15%
Diamond Foods, Inc. Revolver	6.25%	2/25/2015	2,088	2,057,124
Diamond Foods, Inc. Term Loan	6.25%	2/25/2015	4,012	4,007,154
New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,450	6,691,875
Total				12,756,153

Health Facilities 0.15%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	3,400	3,442,500
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,864	9,925,613
Total				13,368,113

Investments & Miscellaneous Financial Services 0.06%
Sedgwick CMS Inc. Additional Term Loan B	8.00%	12/12/2018	5,250	5,348,438

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Machinery 0.11%
Generac Power Systems, Inc. Term Loan B	3.50%	5/31/2020			$9,975	$10,006,109

Media: Broadcast 0.20%
Clear Channel Communications, Inc. Tranche Term Loan B	3.819%	1/29/2016			17,564	17,045,185

Media: Cable 0.10%
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(c)	3.50%	6/8/2020			8,500	8,529,750

Media: Services 0.26%
Affinion Group, Inc. Tranche B Term Loan	6.50%	10/10/2016			15,355	15,167,736
Digital Generation, Inc. Initial Term Loan	7.25%	7/26/2018			6,992	7,036,152
Total						22,203,888

Oil Field Equipment & Services 0.17%
Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020			14,000	14,329,560

Software/Services 0.26%
Mitchell International, Inc. 2nd Lien Term Loan	8.50%	10/8/2021			4,000	4,068,760
SRA International, Inc. Term Loan	6.50%	7/20/2018			13,248	13,264,912
Syniverse Holdings, Inc. Term Loan	4.00%	4/23/2019			4,799	4,815,640
Total						22,149,312

Specialty Retail 0.10%
BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020			8,150	8,331,663
Total Floating Rate Loans (cost $150,692,473)						154,362,505

FOREIGN BONDS(a) 0.47%

Luxembourg 0.10%
Matterhorn Mobile SA†	6.75%	5/15/2019		CHF	6,900	8,431,142

Netherlands 0.09%
Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019		EUR	5,200	7,815,348

United Kingdom 0.28%
Old Mutual plc	6.376%	—	(f)	GBP	5,258	8,410,947
R&R Ice Cream plc†	8.375%	11/15/2017		EUR	10,400	15,278,523
Total						23,689,470
Total Foreign Bonds (cost $37,057,348)						39,935,960

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.22%

Bermuda 0.11%
Bermuda Government†	4.138%	1/3/2023		$9,450	$9,080,524

Canada 0.11%
Government of Canada(a)	2.75%	9/1/2016	CAD	10,000	9,785,738
Total Foreign Government Obligations (cost $19,950,176)					18,866,262

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.69%
Federal National Mortgage Assoc. (cost $60,345,891)	3.50%	7/1/2043		$58,909	58,690,147

HIGH YIELD CORPORATE BONDS 78.49%

Aerospace/Defense 2.04%
Alliant Techsystems, Inc.†	5.25%	10/1/2021		5,900	5,944,250
B/E Aerospace, Inc.	5.25%	4/1/2022		43,700	44,574,000
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023		10,100	10,074,750
CPI International, Inc.	8.00%	2/15/2018		15,500	16,275,000
Esterline Technologies Corp.	7.00%	8/1/2020		9,100	9,873,500
GenCorp, Inc.	7.125%	3/15/2021		15,000	16,125,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		15,000	16,537,500
ManTech International Corp.	7.25%	4/15/2018		12,700	13,398,500
Spirit Aerosystems, Inc.	6.75%	12/15/2020		21,300	23,030,625
SRA International, Inc.	11.00%	10/1/2019		7,475	7,811,375
Triumph Group, Inc.	4.875%	4/1/2021		11,700	11,407,500
Total					175,052,000

Airlines 0.12%
Continental Airlines, Inc.	6.125%	4/29/2018		2,800	2,926,000
United Airlines, Inc.	6.636%	7/2/2022		6,697	7,098,313
Total					10,024,313

Apparel/Textiles 0.64%
Hanesbrands, Inc.	6.375%	12/15/2020		7,500	8,231,250
Levi Strauss & Co.	6.875%	5/1/2022		5,000	5,525,000
Levi Strauss & Co.	7.625%	5/15/2020		8,675	9,564,188
Perry Ellis International, Inc.	7.875%	4/1/2019		10,100	10,807,000
PVH Corp.	4.50%	12/15/2022		3,300	3,143,250
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021		5,500	5,561,875
William Carter Co. (The)†	5.25%	8/15/2021		8,000	8,160,000

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Apparel/Textiles (continued)
Wolverine World Wide, Inc.	6.125%	10/15/2020		$3,900	$4,192,500
Total					55,185,063

Auto Loans 0.04%
General Motors Financial Co., Inc.†	4.25%	5/15/2023		3,900	3,719,625

Auto Parts & Equipment 1.23%
Accuride Corp.	9.50%	8/1/2018		4,000	3,930,000
Dana Holding Corp.	5.375%	9/15/2021		19,700	19,872,375
Dana Holding Corp.	6.50%	2/15/2019		12,000	12,810,000
Delphi Corp.	5.00%	2/15/2023		9,330	9,644,888
International Automotive Components Group SA (Luxembourg)†(c)	9.125%	6/1/2018		14,500	15,188,750
LKQ Corp.†	4.75%	5/15/2023		9,950	9,278,375
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,800,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		17,000	10,965,000
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,902,500
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,231,250
Total					105,623,138

Automakers 0.22%
General Motors Co.(d)	8.375%	—	(f)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(c)	5.625%	2/1/2023		12,500	12,562,500
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,660,000
Total					19,224,000

Banking 2.01%
Astoria Depositor Corp.†	5.744%	5/1/2016		6,427	6,651,761
Bank of America Corp.	8.00%	—	(f)	15,000	16,698,330
HBOS plc (United Kingdom)†(c)	6.75%	5/21/2018		8,000	9,089,016
JPMorgan Chase & Co.	6.30%	4/23/2019		10,000	11,816,120
JPMorgan Chase & Co.	7.90%	—	(f)	5,000	5,517,580
LBG Capital No.1 plc†(g)	8.00%	—	(f)	7,500	8,034,345
Macquarie Group Ltd. (Australia)†(c)	6.00%	1/14/2020		10,000	11,059,480
Morgan Stanley	5.00%	11/24/2025		7,300	7,338,128
Nordea Bank AB (Sweden)†(c)	4.25%	9/21/2022		9,000	8,914,977
People’s United Financial, Inc.	3.65%	12/6/2022		15,550	14,728,649
Regions Bank	6.45%	6/26/2037		6,650	7,047,424
Regions Bank	7.50%	5/15/2018		9,942	11,789,084

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Royal Bank of Scotland Group plc (The) (United Kingdom)(c)	6.125%	12/15/2022		$5,700	$5,845,396
Royal Bank of Scotland Group plc (The) (United Kingdom)(c)	7.64%	—	(f)	10,000	9,850,000
Santander UK plc (United Kingdom)†(c)	5.00%	11/7/2023		5,250	5,279,699
SVB Financial Group	5.375%	9/15/2020		9,350	10,326,318
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,738,125
Wachovia Capital Trust III	5.57%	—	(f)	15,000	13,800,000
Washington Mutual Bank(d)	6.875%	6/15/2011		22,500	2,250
Total					172,526,682

Beverages 0.21%
Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,429,750
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	13,417,250
Total					17,847,000

Brokerage 0.45%
Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,351,025
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	25,180,920
Total					38,531,945

Building & Construction 0.67%
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		5,779	5,229,995
KB Home	9.10%	9/15/2017		15,000	17,662,500
Lennar Corp.	4.125%	12/1/2018		5,500	5,555,000
Lennar Corp.	12.25%	6/1/2017		9,500	12,266,875
Ryland Group, Inc. (The)	5.375%	10/1/2022		8,500	8,117,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		8,500	8,287,500
Total					57,119,370

Building Materials 0.94%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021		3,700	3,727,750
Associated Materials LLC/AMH New Finance, Inc.	9.125%	11/1/2017		2,300	2,466,750
HD Supply, Inc.	11.50%	7/15/2020		7,750	9,270,937
Interline Brands, Inc. PIK	10.00%	11/15/2018		2,675	2,935,813
Masco Corp.	7.125%	3/15/2020		12,000	13,758,108
Owens Corning, Inc.	4.20%	12/15/2022		10,000	9,566,840
Owens Corning, Inc.	9.00%	6/15/2019		15,000	18,539,265
RSI Home Products, Inc.†	6.875%	3/1/2018		5,000	5,262,500

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
USG Corp.†	5.875%	11/1/2021	$2,500	$2,603,125
WESCO Distribution, Inc.†	5.375%	12/15/2021	12,800	12,832,000
Total				80,963,088

Chemicals 2.18%
Ashland, Inc.	4.75%	8/15/2022	11,200	10,696,000
Axiall Corp.†	4.875%	5/15/2023	14,000	13,282,500
CF Industries, Inc.	3.45%	6/1/2023	5,000	4,575,120
Chemtura Corp.	5.75%	7/15/2021	14,000	14,262,500
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,926,440
Eagle Spinco, Inc.†	4.625%	2/15/2021	22,075	21,716,281
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	9,393,750
Huntsman International LLC	8.625%	3/15/2020	15,000	16,668,750
INEOS Finance plc (United Kingdom)†(c)	7.50%	5/1/2020	7,200	7,929,000
INEOS Group Holdings SA (Luxembourg)†(c)	6.125%	8/15/2018	2,900	2,921,750
LyondellBasell Industries NV (Netherlands)(c)	6.00%	11/15/2021	2,000	2,303,898
Methanex Corp. (Canada)(c)	5.25%	3/1/2022	9,900	10,498,495
NewMarket Corp.	4.10%	12/15/2022	6,780	6,470,737
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	3,625	3,745,078
Nufarm Australia Ltd. (Australia)†(c)	6.375%	10/15/2019	12,000	12,480,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	5,200	5,239,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,300	17,441,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	10,000	10,262,500
TPC Group, Inc.†	8.75%	12/15/2020	3,900	4,163,250
Total				186,976,049

Computer Hardware 0.40%
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	13,468,750
NCR Corp.	5.00%	7/15/2022	3,200	3,060,000
NCR Escrow Corp.†	5.875%	12/15/2021	2,225	2,277,844
NCR Escrow Corp.†	6.375%	12/15/2023	6,275	6,439,719
Seagate HDD Cayman	6.875%	5/1/2020	8,000	8,690,000
Total				33,936,313

Consumer/Commercial/Lease Financing 2.66%
Air Lease Corp.	5.625%	4/1/2017	17,500	19,315,625
Aircastle Ltd.	6.25%	12/1/2019	5,000	5,381,250
CIT Group, Inc.	4.25%	8/15/2017	20,000	20,900,000

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
CIT Group, Inc.	5.00%	8/15/2022	$25,000	$24,479,075
Discover Financial Services	3.85%	11/21/2022	8,545	8,117,109
International Lease Finance Corp.	6.25%	5/15/2019	10,000	10,875,000
International Lease Finance Corp.	8.25%	12/15/2020	6,100	7,152,250
International Lease Finance Corp.	8.75%	3/15/2017	34,000	40,205,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	24,160	23,133,200
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	14,425	13,595,562
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	10,000	10,425,000
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	10,950	10,950,000
SLM Corp.	4.875%	6/17/2019	5,900	5,886,041
SLM Corp.	5.50%	1/15/2019	15,400	15,998,875
SLM Corp.	8.45%	6/15/2018	10,000	11,687,500
Total				228,101,487

Consumer Products 0.82%
Avon Products, Inc.	4.60%	3/15/2020	5,680	5,640,030
Avon Products, Inc.	5.00%	3/15/2023	7,000	6,817,916
Elizabeth Arden, Inc.	7.375%	3/15/2021	27,700	30,331,500
Prestige Brands, Inc.†	5.375%	12/15/2021	10,000	10,150,000
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020	11,350	12,144,500
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022	5,000	5,331,250
Total				70,415,196

Department Stores 0.09%
Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	7,800	7,897,500

Diversified Capital Goods 1.88%
Actuant Corp.	5.625%	6/15/2022	8,845	8,999,787
Amsted Industries, Inc.†	8.125%	3/15/2018	10,000	10,562,500
Anixter, Inc.	5.625%	5/1/2019	11,300	11,935,625
Artesyn Escrow, Inc.†	9.75%	10/15/2020	14,000	14,770,000
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	5,000	5,075,000
Belden, Inc.†	5.50%	9/1/2022	15,000	14,775,000
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,124,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,597,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(c)	7.75%	12/15/2020	20,000	21,300,000
SPX Corp.	6.875%	9/1/2017	21,000	23,835,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	6,175	6,422,000

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
Valmont Industries, Inc.	6.625%	4/20/2020	$17,500	$19,660,025
Total				161,055,937

Electric: Generation 0.67%
Calpine Corp.†	7.50%	2/15/2021	2,244	2,459,985
DPL, Inc.	7.25%	10/15/2021	15,725	16,000,187
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. PIK†	11.25%	12/1/2018	6,749	4,728,407
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	15,465,313
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,708,950
Total				57,362,842

Electric: Integrated 1.02%
AES Corp. (The)	4.875%	5/15/2023	7,000	6,580,000
AES Corp. (The)	8.00%	10/15/2017	12,500	14,750,000
Black Hills Corp.	5.875%	7/15/2020	8,000	8,937,224
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,480,782
National Fuel Gas Co.	4.90%	12/1/2021	4,000	4,168,336
National Fuel Gas Co.	6.50%	4/15/2018	20,000	22,913,180
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,234,785
Total				87,064,307

Electronics 1.09%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	15,000	14,962,500
Altera Corp.	2.50%	11/15/2018	9,000	8,933,985
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	18,000	18,270,000
Freescale Semiconductor, Inc.	10.75%	8/1/2020	21,810	24,863,400
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	9,650,000
Magnachip Semiconductor Corp. (South Korea)(c)	6.625%	7/15/2021	8,000	8,180,000
Sensata Technologies BV (Netherlands)†(c)	6.50%	5/15/2019	7,550	8,135,125
Total				92,995,010

Energy: Exploration & Production 8.03%
Antero Resources Finance Corp.†	5.375%	11/1/2021	7,000	7,074,375
Antero Resources Finance Corp.	7.25%	8/1/2019	6,500	7,020,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	18,700	18,045,500
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,441,750
Berry Petroleum Co.	6.75%	11/1/2020	21,000	21,892,500

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	$26,000	$27,170,000
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	14,888,750
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	21,146,000
Concho Resources, Inc.	5.50%	4/1/2023	28,400	29,394,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,823,500
Continental Resources, Inc.	4.50%	4/15/2023	8,000	8,120,000
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,328,000
Continental Resources, Inc.	8.25%	10/1/2019	15,000	16,462,500
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	16,525	17,186,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	12,500	13,250,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	27,800	29,954,500
Forest Oil Corp.	7.25%	6/15/2019	13,120	12,841,200
Halcon Resources Corp.	8.875%	5/15/2021	5,000	5,075,000
Halcon Resources Corp.	9.75%	7/15/2020	15,800	16,550,500
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,014,181
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	14,000	14,035,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,368,975
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,630,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	9,500	9,238,750
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	19,400	20,273,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	15,000	15,937,500
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	4,100	4,146,125
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	18,750	19,828,125
Newfield Exploration Co.	5.625%	7/1/2024	28,000	28,000,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,062,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,600,000
OGX Austria GmbH (Austria)†(c)(d)	8.50%	6/1/2018	20,000	1,700,000
Pacific Rubiales Energy Corp. (Canada)†(c)	5.125%	3/28/2023	9,300	8,579,250
PDC Energy, Inc.	7.75%	10/15/2022	17,800	19,313,000
Plains Exploration & Production Co.	6.50%	11/15/2020	22,250	24,583,313
Plains Exploration & Production Co.	6.875%	2/15/2023	6,200	6,944,000
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,550,000
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,620,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,825,000
Range Resources Corp.	5.00%	3/15/2023	13,600	13,362,000
SM Energy Co.	6.50%	11/15/2021	10,000	10,650,000
SM Energy Co.	6.50%	1/1/2023	5,000	5,268,750

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
SM Energy Co.	6.625%	2/15/2019	$18,700	$19,962,250
Stone Energy Corp.	7.50%	11/15/2022	38,000	39,900,000
Ultra Petroleum Corp.†	5.75%	12/15/2018	1,825	1,879,750
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,917,187
WPX Energy, Inc.	6.00%	1/15/2022	20,000	20,100,000
Total				687,952,731

Environmental 0.21%
ADS Waste Holdings, Inc.	8.25%	10/1/2020	5,000	5,450,000
Clean Harbors, Inc.	5.25%	8/1/2020	12,500	12,937,500
Total				18,387,500

Food & Drug Retailers 0.83%
Cencosud SA (Chile)†(c)	4.875%	1/20/2023	4,650	4,362,509
Ingles Markets, Inc.	5.75%	6/15/2023	1,625	1,600,625
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	2,887,500
New Albertson’s, Inc.	7.75%	6/15/2026	5,290	4,311,350
Rite Aid Corp.†	6.875%	12/15/2028	3,150	3,016,125
Rite Aid Corp.	7.70%	2/15/2027	32,000	33,200,000
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	10,850	11,975,687
Tops Holding II Corp. PIK†	8.75%	6/15/2018	9,750	10,079,063
Total				71,432,859

Food: Wholesale 1.88%
B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,250,000
BRF SA (Brazil)†(c)	3.95%	5/22/2023	4,250	3,686,875
Bumble Bee Holdco SCA PIK (Luxembourg)†(c)	9.625%	3/15/2018	5,725	6,068,500
Del Monte Corp.	7.625%	2/15/2019	18,000	18,742,500
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	10,000	9,700,000
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,353,728
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,091,250
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,982,000
Post Holdings, Inc.	7.375%	2/15/2022	20,000	21,500,000
Post Holdings, Inc.†	7.375%	2/15/2022	1,900	2,042,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,420,000
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,016,150
US Foods, Inc.	8.50%	6/30/2019	22,300	24,446,375
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	18,250	19,409,678
Total				160,709,556

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.46%
Louisiana-Pacific Corp.	7.50%	6/1/2020	$8,000	$8,940,000
Millar Western Forest Products Ltd. (Canada)(c)	8.50%	4/1/2021	10,000	10,325,000
Rock-Tenn Co.	3.50%	3/1/2020	5,000	4,924,665
Rock-Tenn Co.	4.90%	3/1/2022	3,248	3,348,993
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	12,138,480
Total				39,677,138

Gaming 2.09%
CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,600,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	6,250	6,343,750
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	24,144,625
MCE Finance Ltd. (Macao)†(c)	5.00%	2/15/2021	18,000	17,595,000
MGM Resorts International	7.625%	1/15/2017	7,500	8,568,750
Mohegan Tribal Gaming Authority†	9.75%	9/1/2021	7,800	8,443,500
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	9,153,250
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	12,000	13,140,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,212,500
PNK Finance Corp.†	6.375%	8/1/2021	13,700	14,076,750
River Rock Entertainment Authority (The)	9.00%	11/1/2018	11,520	9,504,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	10,160	11,201,400
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	15,500	15,374,062
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	15,520,000
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,379,500
Total				179,257,087

Gas Distribution 3.36%
Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	5,000	5,375,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	3,650	3,777,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	7,200	7,416,000
El Paso Corp.	6.50%	9/15/2020	12,000	12,927,864
El Paso Corp.	7.25%	6/1/2018	10,000	11,466,400
El Paso Corp.	7.75%	1/15/2032	10,000	10,200,540
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	23,304,185
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	12,300,000

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Ferrellgas Partners LP	8.625%	6/15/2020	$9,750	$10,310,625
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,423,853
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	14,088,312
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,038,749
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,511,745
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	7,900	8,206,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,415,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,350,063
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,530,000
Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25%	2/15/2021	3,000	3,075,000
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,802,115
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,573,317
Regency Energy Partners LP/Regency Finance Corp.	4.50%	11/1/2023	5,500	5,032,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	5,684,000
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	10,000	9,825,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	16,220	17,760,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	3,475	3,570,562
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	8,525	8,759,437
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	8,073,000
Total				287,798,667

Health Facilities 3.51%
Amsurg Corp.	5.625%	11/30/2020	10,860	11,348,700
Capella Healthcare, Inc.	9.25%	7/1/2017	14,125	15,078,438
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	55,000	59,950,000
DaVita, Inc.	5.75%	8/15/2022	25,000	25,437,500
Dignity Health	4.50%	11/1/2042	8,400	6,808,880
HCA Holdings, Inc.	6.25%	2/15/2021	5,000	5,243,750
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	43,800,000
HCA, Inc.	6.50%	2/15/2020	10,000	11,012,500
HCA, Inc.	7.50%	2/15/2022	22,000	24,200,000
HCA, Inc.	7.69%	6/15/2025	7,400	7,770,000

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
HealthSouth Corp.	8.125%	2/15/2020	$21,000	$23,126,250
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	6,000	6,037,500
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,529,625
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,486,250
Tenet Healthcare Corp.	8.125%	4/1/2022	36,600	39,528,000
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,400,000
Total				300,757,393

Health Services 0.38%
STHI Holding Corp.†	8.00%	3/15/2018	12,500	13,437,500
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	19,316,250
Total				32,753,750

Hotels 0.66%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	15,000	15,590,625
Host Hotels & Resorts LP	5.25%	3/15/2022	3,880	4,051,325
Playa Resorts Holding BV (Netherlands)†(c)	8.00%	8/15/2020	12,000	12,795,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	5,000	4,962,500
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,847,471
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	9,437,490
Total				56,684,411

Household & Leisure Products 0.19%
Serta Simmons Holdings LLC†	8.125%	10/1/2020	15,000	16,387,500

Insurance Brokerage 0.34%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	10,235	10,797,925
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	10,000	10,325,000
Trinity Acquisition plc (United Kingdom)(c)	4.625%	8/15/2023	7,800	7,677,314
Total				28,800,239

Integrated Energy 0.34%
Alta Wind Holdings LLC†	7.00%	6/30/2035	10,211	10,852,763
LUKOIL International Finance BV (Netherlands)†(c)	6.656%	6/7/2022	9,000	9,888,750
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(c)	4.199%	3/6/2022	9,000	8,280,000
Total				29,021,513

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Investments & Miscellaneous Financial Services 1.52%
Ares Capital Corp.	4.875%	11/30/2018	$11,700	$11,988,721
FMR LLC†	5.35%	11/15/2021	14,800	15,821,245
Invesco Finance plc (United Kingdom)(c)	4.00%	1/30/2024	11,700	11,620,662
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	12,257,126
Legg Mason, Inc.	5.50%	5/21/2019	10,000	10,952,050
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,903,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	21,000	21,735,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,000	27,135,000
Nuveen Investments, Inc.†	9.50%	10/15/2020	15,000	15,112,500
Total				130,525,804

Leisure 0.45%
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp.	5.25%	3/15/2021	10,000	9,925,000
MU Finance plc (United Kingdom)†(c)	8.375%	2/1/2017	14,110	14,779,900
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	10,000	10,050,000
Viking Cruises Ltd.†	8.50%	10/15/2022	3,000	3,405,000
Total				38,159,900

Life Insurance 0.37%
American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	12,075,000
MetLife Capital Trust X†	9.25%	4/8/2068	15,075	19,446,750
Total				31,521,750

Machinery 1.29%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,445,000
Flowserve Corp.	3.50%	9/15/2022	3,880	3,661,707
Gardner Denver, Inc.†	6.875%	8/15/2021	14,000	14,035,000
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	11,926,250
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,500,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	16,500	18,480,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,550,000
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,289,729
Total				110,887,686

Managed Care 0.19%
Centene Corp.	5.75%	6/1/2017	15,525	16,572,938

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media: Broadcast 0.83%
AMC Networks, Inc.	4.75%	12/15/2022		$12,000	$11,490,000
AMC Networks, Inc.	7.75%	7/15/2021		12,000	13,560,000
Clear Channel Communications, Inc.	4.90%	5/15/2015		3,000	2,895,000
Clear Channel Communications, Inc.	9.00%	12/15/2019		17,500	17,937,500
Clear Channel Communications, Inc.	11.25%	3/1/2021		17,500	18,900,000
Gray Television, Inc.	7.50%	10/1/2020		2,700	2,882,250
Univision Communications, Inc.†	5.125%	5/15/2023		3,525	3,538,219
Total					71,202,969

Media: Cable 3.54%
Cablevision Systems Corp.	5.875%	9/15/2022		28,000	26,950,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021		8,100	7,776,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023		11,500	10,953,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020		17,500	19,075,000
CSC Holdings LLC	8.625%	2/15/2019		7,375	8,684,063
DISH DBS Corp.	5.125%	5/1/2020		35,600	35,778,000
DISH DBS Corp.	5.875%	7/15/2022		15,000	15,075,000
DISH DBS Corp.	6.75%	6/1/2021		16,650	17,732,250
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		6,600	7,342,500
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023		26,925	27,665,438
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	35,248,812
Nara Cable Funding Ltd. (Ireland)†(c)	8.875%	12/1/2018		8,550	9,234,000
Ono Finance II plc (Ireland)†(c)	10.875%	7/15/2019		7,075	7,782,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH†(a)	5.50%	9/15/2022	EUR	6,000	8,523,448
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	5.50%	1/15/2023		$14,000	13,650,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(c)	7.50%	3/15/2019		4,450	4,861,625
UPCB Finance V Ltd.†	7.25%	11/15/2021		14,000	15,260,000
Virgin Media Finance plc (United Kingdom)(c)	8.375%	10/15/2019		15,000	16,425,000
Virgin Media Secured Finance plc (United Kingdom)†(c)	5.375%	4/15/2021		15,000	15,075,000
Total					303,092,386

Media: Diversified 0.26%
Netflix, Inc.†	5.375%	2/1/2021		22,000	22,385,000

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Media: Services 0.44%
Affinion Investments LLC†	13.50%	8/15/2018		$10,200	$10,200,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		5,000	4,012,500
Southern Graphics, Inc.†	8.375%	10/15/2020		10,000	10,400,000
WMG Acquisition Corp.†	6.00%	1/15/2021		3,870	4,039,313
WMG Acquisition Corp.	11.50%	10/1/2018		7,500	8,662,500
Total					37,314,313

Medical Products 0.83%
Biomet, Inc.	6.50%	8/1/2020		25,500	26,902,500
Grifols, Inc.	8.25%	2/1/2018		5,100	5,444,250
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		7,500	8,662,500
Life Technologies Corp.	5.00%	1/15/2021		7,000	7,590,142
Life Technologies Corp.	6.00%	3/1/2020		5,300	6,097,777
Mallinckrodt International Finance SA (Luxembourg)†(c)	4.75%	4/15/2023		5,750	5,316,617
Polymer Group, Inc.	7.75%	2/1/2019		8,000	8,570,000
Thermo Fisher Scientific, Inc.	2.40%	2/1/2019		2,350	2,330,890
Total					70,914,676

Metals/Mining (Excluding Steel) 0.66%
Allied Nevada Gold Corp.†(a)	8.75%	6/1/2019	CAD	345	209,485
Arch Coal, Inc.	7.25%	6/15/2021		$15,000	11,550,000
Arch Coal, Inc.†	8.00%	1/15/2019		6,700	6,700,000
Boart Longyear Management Pty Ltd. (Australia)†(c)	7.00%	4/1/2021		7,500	5,681,250
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		5,000	5,283,085
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	8.25%	11/1/2019		15,000	16,893,750
James River Coal Co.	7.875%	4/1/2019		5,000	1,375,000
Mirabela Nickel Ltd. (Australia)†(c)(d)	8.75%	4/15/2018		14,350	3,946,250
Teck Resources Ltd. (Canada)(c)	4.75%	1/15/2022		4,675	4,727,603
Total					56,366,423

Monoline Insurance 0.21%
Fidelity National Financial, Inc.	6.60%	5/15/2017		16,250	18,158,433

Oil Field Equipment & Services 2.09%
BakerCorp International, Inc.	8.25%	6/1/2019		4,400	4,411,000
Basic Energy Services, Inc.	7.75%	2/15/2019		8,000	8,400,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021		16,000	17,120,000
FMC Technologies, Inc.	3.45%	10/1/2022		6,475	5,974,042
Gulfmark Offshore, Inc.	6.375%	3/15/2022		16,800	17,010,000

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	$12,000	$11,820,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,750,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,922,500
Offshore Group Investment Ltd.	7.125%	4/1/2023	6,200	6,355,000
Oil States International, Inc.	5.125%	1/15/2023	3,000	3,397,500
Oil States International, Inc.	6.50%	6/1/2019	16,000	17,100,000
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021	3,250	3,477,500
Precision Drilling Corp. (Canada)(c)	6.625%	11/15/2020	1,825	1,957,313
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,478,125
Seadrill Ltd.†	6.125%	9/15/2020	20,000	20,050,000
SESI LLC	6.375%	5/1/2019	6,700	7,185,750
Trinidad Drilling Ltd. (Canada)†(c)	7.875%	1/15/2019	6,600	7,045,500
Total				179,454,230

Oil Refining & Marketing 0.31%
Tesoro Corp.	5.375%	10/1/2022	10,000	10,175,000
Tesoro Corp.	9.75%	6/1/2019	15,000	16,312,500
Total				26,487,500

Packaging 2.29%
AEP Industries, Inc.	8.25%	4/15/2019	15,000	16,200,000
Ardagh Packaging Finance plc (Ireland)†(c)	9.125%	10/15/2020	5,000	5,500,000
Ball Corp.	4.00%	11/15/2023	12,000	10,800,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	46,570	51,692,700
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,250,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	50,000	53,000,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	9,191,437
Sealed Air Corp.†	6.875%	7/15/2033	25,000	24,000,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,390,000
Total				196,024,137

Pharmaceuticals 0.93%
Capsugel SA PIK (Luxembourg)†(c)	7.00%	5/15/2019	4,850	4,950,031
Endo Finance Co.†	5.75%	1/15/2022	7,800	7,858,500
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	23,995,125
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	7,600	7,809,000
Valeant Pharmaceuticals International†	5.625%	12/1/2021	8,450	8,513,375

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International†	6.375%	10/15/2020	$20,000	$21,175,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	5,000	5,437,500
Total				79,738,531

Printing & Publishing 0.15%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	13,130,000

Property & Casualty 0.04%
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,000	3,151,233

Railroads 0.45%
Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	20,975,000
Kansas City Southern de Mexico SA de CV (Mexico)(c)	2.35%	5/15/2020	11,750	10,962,515
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	6,250	6,218,750
Total				38,156,265

Real Estate Development & Management 0.19%
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	9,000	9,382,500
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	6,927,804
Total				16,310,304

Real Estate Investment Trusts 1.07%
DDR Corp.	7.875%	9/1/2020	11,000	13,607,396
Goodman Funding Pty Ltd. (Australia)†(c)	6.00%	3/22/2022	7,000	7,585,431
Goodman Funding Pty Ltd. (Australia)†(c)	6.375%	11/12/2020	10,000	11,090,860
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	12,389,551
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,269,740
Kilroy Realty LP	3.80%	1/15/2023	10,000	9,343,050
ProLogis LP	6.875%	3/15/2020	7,000	8,254,967
ProLogis LP(h)	8.65%	5/15/2016	8,150	8,583,436
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	9,512,720
Total				91,637,151

Restaurants 0.08%
Seminole Hard Rock Entertainment,
Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,616,250

Software/Services 3.93%
Activision Blizzard, Inc.†	5.625%	9/15/2021	15,800	16,392,500
Activision Blizzard, Inc.†	6.125%	9/15/2023	6,300	6,583,500

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Software/Services (continued)
Alliance Data Systems Corp.†	6.375%	4/1/2020	$53,000	$55,782,500
BMC Software Finance, Inc.†	8.125%	7/15/2021	12,000	12,420,000
Ceridian Corp.	11.25%	11/15/2015	5,750	5,821,875
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	14,488,035
First Data Corp.†	8.25%	1/15/2021	34,900	37,299,375
First Data Corp.†	11.25%	1/15/2021	14,325	15,882,844
First Data Corp.	12.625%	1/15/2021	35,200	41,492,000
Infor US, Inc.	9.375%	4/1/2019	10,000	11,300,000
NeuStar, Inc.	4.50%	1/15/2023	16,500	14,973,750
Nuance Communications, Inc.†	5.375%	8/15/2020	8,000	7,860,000
SERENA Software, Inc.	10.375%	3/15/2016	5,963	5,992,815
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	18,000	20,025,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	31,500	33,232,500
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,679,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,718,750
VeriSign, Inc.	4.625%	5/1/2023	17,500	16,800,000
Total				336,744,944

Specialty Retail 3.04%
Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	5,434,660
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,343,750
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	13,000	13,325,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	5,610,000
Claire’s Stores, Inc.	8.875%	3/15/2019	10,500	10,867,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	10,573,000
CST Brands, Inc.	5.00%	5/1/2023	12,000	11,640,000
DBP Holding Corp.†	7.75%	10/15/2020	29,220	29,220,000
J. Crew Group, Inc.	8.125%	3/1/2019	10,000	10,550,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	16,912,500
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,659,375
Limited Brands, Inc.	8.50%	6/15/2019	12,500	15,062,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	9,375	9,796,875
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	8,066,000
Neiman Marcus Group Ltd., Inc.†	8.00%	10/15/2021	24,300	25,515,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,775,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,125,000
QVC, Inc.	4.375%	3/15/2023	9,625	9,015,516
QVC, Inc.†	7.375%	10/15/2020	17,500	18,874,450

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Specialty Retail (continued)
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	$7,800	$7,761,000
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,046,500
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	7,000	7,245,000
Total				260,418,626

Steel Producers/Products 0.98%
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	14,766,857
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,475,539
ArcelorMittal (Luxembourg)(c)	5.75%	8/5/2020	25,000	26,625,000
ArcelorMittal (Luxembourg)(c)	6.00%	3/1/2021	10,000	10,650,000
Essar Steel Algoma, Inc. (Canada)†(c)	9.375%	3/15/2015	8,000	7,600,000
Essar Steel Algoma, Inc. (Canada)†(c)	9.875%	6/15/2015	6,500	3,997,500
JMC Steel Group†	8.25%	3/15/2018	8,000	8,100,000
Total				84,214,896

Support: Services 2.32%
ADT Corp. (The)	4.125%	6/15/2023	8,510	7,567,075
Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,856,500
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,262,500
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,476,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	5,000	4,868,750
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	18,700	18,653,250
FTI Consulting, Inc.	6.00%	11/15/2022	9,300	9,462,750
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,569,750
Hertz Corp. (The)	5.875%	10/15/2020	10,000	10,412,500
Hertz Corp. (The)	7.50%	10/15/2018	10,000	10,825,000
Iron Mountain, Inc.	5.75%	8/15/2024	15,000	13,987,500
Iron Mountain, Inc.	7.75%	10/1/2019	8,500	9,520,000
Iron Mountain, Inc.	8.375%	8/15/2021	5,000	5,412,500
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	8,287,500
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	12,400	14,012,000
Rent-A-Center, Inc.	4.75%	5/1/2021	5,450	5,143,437
Sotheby’s†	5.25%	10/1/2022	20,000	18,850,000
United Rentals North America, Inc.	6.125%	6/15/2023	7,000	7,140,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	11,162,500
United Rentals North America, Inc.	8.25%	2/1/2021	10,700	12,117,750
Total				198,587,512

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications Equipment 0.07%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$6,900	$6,141,000

Telecommunications: Integrated/Services 3.43%
CenturyLink, Inc.	6.15%	9/15/2019	5,000	5,300,000
CenturyLink, Inc.	6.45%	6/15/2021	30,000	31,350,000
CenturyLink, Inc.	6.75%	12/1/2023	14,000	14,245,000
DigitalGlobe, Inc.†	5.25%	2/1/2021	18,500	18,130,000
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	18,131,875
Equinix, Inc.	5.375%	4/1/2023	3,950	3,880,875
Equinix, Inc.	7.00%	7/15/2021	12,150	13,319,437
Frontier Communications Corp.	7.125%	1/15/2023	3,950	3,940,125
Frontier Communications Corp.	7.625%	4/15/2024	7,800	7,819,500
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,420,813
GCI, Inc.	6.75%	6/1/2021	5,000	4,812,500
Hellas II (Luxembourg)†(c)(d)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,800,000
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%	4/1/2019	3,500	3,797,500
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.50%	4/1/2021	22,175	24,558,812
Intelsat Luxembourg SA (Luxembourg)†(c)	7.75%	6/1/2021	17,075	18,376,969
Intelsat Luxembourg SA (Luxembourg)†(c)	8.125%	6/1/2023	7,300	7,856,625
MasTec, Inc.	4.875%	3/15/2023	12,950	12,270,125
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,125,000
SES (Luxembourg)†(c)	3.60%	4/4/2023	8,600	8,064,091
Softbank Corp. (Japan)†(c)	4.50%	4/15/2020	13,400	13,132,000
Verizon Communications, Inc.	5.15%	9/15/2023	9,850	10,596,177
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,625,000
Windstream Corp.	7.50%	4/1/2023	10,000	10,100,000
Total				293,653,924

Telecommunications: Wireless 4.63%
American Tower Corp.	4.70%	3/15/2022	20,300	20,325,010
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	14,359,203
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,735,000
Cricket Communications, Inc.	7.75%	10/15/2020	20,000	22,875,000
Crown Castle International Corp.	5.25%	1/15/2023	6,825	6,722,625
Digicel Group Ltd. (Jamaica)†(c)	8.25%	9/30/2020	11,700	12,182,625
Digicel Group Ltd. (Jamaica)†(c)	10.50%	4/15/2018	18,432	19,814,400
Digicel Ltd. (Jamaica)†(c)	7.00%	2/15/2020	16,500	16,747,500

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless (continued)
MetroPCS Wireless, Inc.	6.625%	11/15/2020	$15,000	$15,956,250
MetroPCS Wireless, Inc.	7.875%	9/1/2018	10,000	10,762,500
Millicom International Cellular SA (Luxembourg)†(c)	4.75%	5/22/2020	5,350	5,162,750
NII Capital Corp.	8.875%	12/15/2019	8,300	3,610,500
NII Capital Corp.	10.00%	8/15/2016	2,500	1,337,500
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	12,540,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	5,000	5,387,500
Sprint Capital Corp.	6.90%	5/1/2019	43,100	47,302,250
Sprint Communications, Inc.†	7.00%	3/1/2020	10,000	11,200,000
Sprint Communications, Inc.	7.00%	8/15/2020	23,600	25,665,000
Sprint Corp.†	7.125%	6/15/2024	6,000	6,105,000
Sprint Corp.†	7.875%	9/15/2023	9,400	10,128,500
Sprint Nextel Corp.	9.125%	3/1/2017	10,000	11,800,000
T-Mobile USA, Inc.	6.125%	1/15/2022	9,700	9,894,000
T-Mobile USA, Inc.	6.50%	1/15/2024	10,000	10,150,000
T-Mobile USA, Inc.	6.542%	4/28/2020	20,000	21,325,000
Telemovil Finance Co., Ltd. (El Salvador)†(c)	8.00%	10/1/2017	11,450	12,251,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(c)	7.748%	2/2/2021	8,550	9,308,812
Wind Acquisition Finance SA (Italy)†(c)	7.25%	2/15/2018	8,500	8,988,750
Wind Acquisition Finance SA (Italy)†(c)	11.75%	7/15/2017	34,000	36,210,000
Wind Acquisition Holdings Finance SA PIK (Italy)†(c)	12.25%	7/15/2017	5,550	5,553,741
Total				396,400,916

Transportation (Excluding Air/Rail) 0.24%
Asciano Finance Ltd. (Australia)†(c)	4.625%	9/23/2020	7,000	7,017,290
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,650,000
Total				20,667,290
Total High Yield Corporate Bonds (cost $6,491,471,288)				6,725,878,196

MUNICIPAL BOND 0.19%

Other Revenue
NYC Indus Dev Agy, NY† (cost $12,000,000)	11.00%	3/1/2029	12,000	16,394,520

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

	Dividend		Shares	Fair
Investments	Rate		(000)	Value
PREFERRED STOCKS 0.55%

Agency/Government Related 0.05%
Fannie Mae*	Zero Coupon		481	$4,212,250

Banking 0.31%
GMAC Capital Trust I	8.125%		275	7,353,500
Texas Capital Bancshares, Inc.	6.50%		467	9,815,160
U.S. Bancorp	3.50%		13	9,401,438
Total				26,570,098

Forestry/Paper 0.11%
Weyerhaeuser Co.	6.375%		177	9,941,496

Property & Casualty 0.08%
Allstate Corp. (The)	5.10%		274	6,611,926
Total Preferred Stocks (cost $55,598,301)				47,335,770

	Exercise	Expiration
	Price	Date
WARRANTS 0.03%

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	1,923,074

Media: Broadcast 0.01%
ION Media Networks, Inc.*(i)	687.00	12/18/2016	2	191,178
ION Media Networks, Inc.*(i)	500.00	12/18/2016	2	193,629
Total				384,807
Total Warrants (cost $10,926,080)				2,307,881
Total Long-Term Investments (cost $7,945,756,225)				8,347,574,830

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
SHORT-TERM INVESTMENTS 0.75%

CONVERTIBLE BONDS 0.17%

Health Services 0.09%
LifePoint Hospitals, Inc.	3.50%	5/15/2014	$7,000	7,643,125

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2013

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 0.08%
Boston Properties LP†	3.625%	2/15/2014	$7,000	$7,030,625
Total Convertible Bonds (cost $14,773,049)				14,673,750

REPURCHASE AGREEMENT 0.58%
Repurchase Agreement dated 12/31/2013, Zero Coupon due 1/2/2014 with Fixed Income Clearing Corp. collateralized by $49,480,000 of U.S. Treasury Note at 2.375% due 8/31/2014; value: $50,603,394 proceeds: $49,609,372 (cost $49,609,372)			49,609	49,609,372
Total Short-Term Investments (cost $64,382,421)				64,283,122
Total Investments in Securities 98.17% (cost $8,010,138,646)				8,411,857,952
Cash and Other Assets in Excess of Liabilities(j) 1.83%				156,902,082
Net Assets 100.00%				$8,568,760,034

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Security converted to cash and common stock on January 8, 2014.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at December 31, 2013.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Security has been partially segregated to cover margin requirements for open futures contracts as of December 31, 2013.

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2013

(i)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

			Cost on	Fair value
	Acquisition	Acquired	Acquisition	per share at
Investment Type	Date	Shares	Date	December 31, 2013
Warrant	April 15, 2011	1,950	$4,318,663	$98.04
Warrant	April 15, 2011	1,975	5,785,009	98.04

(j)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2013:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	J.P. Morgan	1/17/2014	5,300,000	$8,570,302	$8,775,721	$(205,419)
euro	Sell	J.P. Morgan	2/21/2014	3,325,000	4,491,480	4,574,113	(82,633)
euro	Sell	Goldman Sachs	3/11/2014	38,900,000	53,358,702	53,513,538	(154,836)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(442,888)

Open Futures Contracts at December 31, 2013:
					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 10-Year Treasury Note	March 2014	1,313	Short	$(161,560,547)	$2,952,044

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$370,441,802	$—	$—	$370,441,802
Convertible Bonds	—	700,587,350	—	700,587,350
Convertible Preferred Stocks
Aerospace/Defense	28,479,450	—	—	28,479,450
Banking	35,540,375	—	—	35,540,375
Electric: Integrated	42,835,300	—	—	42,835,300
Energy: Exploration & Production	—	2,923,437	—	2,923,437
Food: Wholesale	—	19,350,000	—	19,350,000
Investments & Miscellaneous Financial Services	16,637,000	13,112,825	—	29,749,825
Life Insurance	12,616,000	—	—	12,616,000
Metals/Mining (Excluding Steel)	18,368,000	—	—	18,368,000
Railroads(3)	—	15,450,000	—	15,450,000
Real Estate Investment Trusts	3,012,000	—	—	3,012,000
Steel Producers/Products	7,280,000	—	—	7,280,000
Telecommunications: Integrated/Services	—	2,340,000	—	2,340,000
Telecommunications: Wireless	9,503,800	—	—	9,503,800
Floating Rate Loans(4)
Chemicals	—	4,087,520	—	4,087,520
Food & Drug Retailers	—	16,206,814	—	16,206,814
Food: Wholesale	—	10,699,029	2,057,124	12,756,153
Health Facilities	—	13,368,113	—	13,368,113
Investments & Miscellaneous Financial Services	—	—	5,348,438	5,348,438
Machinery	—	10,006,109	—	10,006,109
Media: Broadcast	—	17,045,185	—	17,045,185
Media: Cable	—	8,529,750	—	8,529,750
Media: Services	—	22,203,888	—	22,203,888
Oil Field Equipment & Services	—	14,329,560	—	14,329,560
Software/Services	—	22,149,312	—	22,149,312
Specialty Retail	—	8,331,663	—	8,331,663
Foreign Bonds	—	39,935,960	—	39,935,960
Foreign Government Obligations	—	18,866,262	—	18,866,262
Government Sponsored Enterprises Pass-throughs	—	58,690,147	—	58,690,147
High Yield Corporate Bonds
Automakers	—	19,222,500	1,500	19,224,000
Banking	—	172,524,432	2,250	172,526,682
Telecommunications: Integrated/Services	—	293,652,424	1,500	293,653,924
Other	—	6,240,473,590	—	6,240,473,590
Municipal Bonds	—	16,394,520	—	16,394,520
Preferred Stocks
Banking	17,168,660	9,401,438	—	26,570,098
Other	20,765,672	—	—	20,765,672
Warrants
Auto Parts & Equipment	1,923,074	—	—	1,923,074
Media: Broadcast	—	—	384,807	384,807
Repurchase Agreement	—	49,609,372	—	49,609,372
Total	$584,571,133	$7,819,491,200	$7,795,619	$8,411,857,952

38	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2013

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(442,888)	—	(442,888)
Futures Contracts
Assets	2,952,044	—	—	2,952,044
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	55,927	—	55,927
Liabilities	—	—	—	—
Total	$2,952,044	$(386,961)	$—	$2,565,083

(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	As of December 31, 2013, Genesee & Wyoming, Inc. was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the fiscal year ended December 31, 2013, $11,152,141 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		High Yield
	Floating	Corporate
Investment Type	Rate Loans	Bonds	Warrants
Balance as of January 1, 2013	$14,455,169	$42,975	$1,081,250
Accrued discounts/premiums	113,846	—	—
Realized gain (loss)	225,905	—	—
Change in unrealized appreciation/depreciation	(252,640)	(37,725)	(696,443)
Purchases	7,047,744	—	—
Sales	(14,184,462)	—	—
Net transfers in or out of Level 3	—	—	—
Balance as of December 31, 2013	$7,405,562	$5,250	$384,807

See Notes to Financial Statements.	39

Statement of Assets and Liabilities

December 31, 2013

ASSETS:
Investments in securities, at fair value (cost $8,010,138,646)	$8,411,857,952
Cash	49,194,197
Receivables:
Interest and dividends	121,423,777
Investment securities sold	11,357,509
Capital shares sold	58,173,514
Variation margin for futures contracts	225,765
Unrealized appreciation on unfunded commitments	55,927
Prepaid expenses and other assets	170,063
Total assets	8,652,458,704
LIABILITIES:
Payables:
Investment securities purchased	15,119,521
Capital shares reacquired	22,151,607
Management fee	3,269,753
12b-1 distribution fees	4,329,710
Directors’ fees	1,513,942
Fund administration	288,757
Unrealized depreciation on forward foreign currency exchange contracts	442,888
Distributions payable	35,038,168
Accrued expenses	1,544,324
Total liabilities	83,698,670
NET ASSETS	$8,568,760,034
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,148,298,412
Distributions in excess of net investment income	(5,504,364)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	21,635,459
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	404,330,527
Net Assets	$8,568,760,034

40	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2013

Net assets by class:
Class A Shares	$4,784,258,206
Class B Shares	$166,433,199
Class C Shares	$1,986,431,141
Class F Shares	$1,118,411,316
Class I Shares	$345,614,281
Class P Shares	$79,050,892
Class R2 Shares	$3,441,524
Class R3 Shares	$85,119,475
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	586,891,141
Class B Shares (500 million shares of common stock authorized, $.001 par value)	20,345,563
Class C Shares (600 million shares of common stock authorized, $.001 par value)	243,066,493
Class F Shares (300 million shares of common stock authorized, $.001 par value)	137,377,971
Class I Shares (300 million shares of common stock authorized, $.001 par value)	42,601,378
Class P Shares (160 million shares of common stock authorized, $.001 par value)	9,491,225
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	422,149
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	10,457,857
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.15
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)	$8.56
Class B Shares-Net asset value	$8.18
Class C Shares-Net asset value	$8.17
Class F Shares-Net asset value	$8.14
Class I Shares-Net asset value	$8.11
Class P Shares-Net asset value	$8.33
Class R2 Shares-Net asset value	$8.15
Class R3 Shares-Net asset value	$8.14

See Notes to Financial Statements.	41

Statement of Operations

For the Year Ended December 31, 2013

Investment income:
Dividends	$18,622,101
Interest	503,826,647
Total investment income	522,448,748
Expenses:
Management fee	38,653,083
12b-1 distribution plan-Class A	16,886,624
12b-1 distribution plan-Class B	1,935,162
12b-1 distribution plan-Class C	20,275,800
12b-1 distribution plan-Class F	1,057,187
12b-1 distribution plan-Class P	241,094
12b-1 distribution plan-Class R2	19,373
12b-1 distribution plan-Class R3	373,470
Shareholder servicing	8,532,046
Fund administration	3,413,607
Reports to shareholders	630,836
Directors’ fees	349,466
Registration	288,203
Custody	139,411
Professional	118,447
Other	165,933
Gross expenses	93,079,742
Expense reductions (See Note 9)	(8,866)
Net expenses	93,070,876
Net investment income	429,377,872
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	245,348,705
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(47,933,372)
Net realized and unrealized gain	197,415,333
Net Increase in Net Assets Resulting From Operations	$626,793,205

42	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
Operations:
Net investment income	$429,377,872	$470,722,591
Net realized gain on investments, futures contracts and foreign currency related transactions	245,348,705	179,468,950
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(47,933,372)	348,185,327
Net increase in net assets resulting from operations	626,793,205	998,376,868
Distributions to shareholders from:
Net investment income
Class A	(254,994,033)	(276,284,375)
Class B	(9,000,173)	(13,966,875)
Class C	(94,034,072)	(103,530,439)
Class F	(58,299,116)	(60,760,217)
Class I	(14,671,124)	(13,613,665)
Class P	(4,344,347)	(6,491,817)
Class R2	(162,607)	(135,484)
Class R3	(3,860,772)	(3,346,105)
Net realized gain
Class A	(99,409,953)	—
Class B	(3,539,456)	—
Class C	(41,275,633)	—
Class F	(22,888,039)	—
Class I	(6,739,382)	—
Class P	(1,613,105)	—
Class R2	(67,184)	—
Class R3	(1,699,622)	—
Total distributions to shareholders	(616,598,618)	(478,128,977)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	1,867,968,221	1,851,708,040
Reinvestment of distributions	531,496,118	398,371,696
Cost of shares reacquired	(2,416,841,301)	(1,947,729,826)
Net increase (decrease) in net assets resulting from capital share transactions	(17,376,962)	302,349,910
Net increase (decrease) in net assets	(7,182,375)	822,597,801
NET ASSETS:
Beginning of year	$8,575,942,409	$7,753,344,608
End of year	$8,568,760,034	$8,575,942,409
Distributions in excess of net investment income	$(5,504,364)	$(49,080,118)

See Notes to Financial Statements.	43

Financial Highlights

	Class A Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.14	$7.63	$7.81	$7.35	$5.86
Investment operations:
Net investment income(a)	.42	.47	.47	.47	.45
Net realized and unrealized gain (loss)	.19	.51	(.17)	.45	1.55
Total from investment operations	.61	.98	.30	.92	2.00
Distributions to shareholders from:
Net investment income	(.43)	(.47)	(.48)	(.46)	(.51)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.60)	(.47)	(.48)	(.46)	(.51)
Net asset value, end of year	$8.15	$8.14	$7.63	$7.81	$7.35
Total Return(b)	7.78%	13.22%	3.88%	12.94%	35.37%
Ratios to Average Net Assets:
Expenses, including expense reductions	.96%	.96%	.97%	.97%	1.00%
Expenses, excluding expense reductions	.96%	.96%	.97%	.97%	1.00%
Net investment income	5.16%	5.88%	6.07%	6.19%	6.82%

Supplemental Data:
Net assets, end of year (000)	$4,784,258	$4,850,567	$4,345,679	$4,415,645	$4,709,961
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

44	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.17	$7.66	$7.84	$7.37	$5.87
Investment operations:
Net investment income(a)	.37	.42	.42	.42	.41
Net realized and unrealized gain (loss)	.19	.51	(.17)	.46	1.55
Total from investment operations	.56	.93	.25	.88	1.96
Distributions to shareholders from:
Net investment income	(.38)	(.42)	(.43)	(.41)	(.46)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.55)	(.42)	(.43)	(.41)	(.46)
Net asset value, end of year	$8.18	$8.17	$7.66	$7.84	$7.37
Total Return(b)	7.08%	12.47%	3.35%	12.16%	34.52%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.61%	1.61%	1.62%	1.62%	1.65%
Expenses, excluding expense reductions	1.61%	1.61%	1.62%	1.62%	1.65%
Net investment income	4.53%	5.25%	5.39%	5.54%	6.21%

Supplemental Data:
Net assets, end of year (000)	$166,433	$225,154	$295,027	$530,340	$717,671
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	45

Financial Highlights (continued)

	Class C Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.16	$7.65	$7.83	$7.36	$5.87
Investment operations:
Net investment income(a)	.37	.42	.42	.42	.41
Net realized and unrealized gain (loss)	.19	.51	(.17)	.46	1.54
Total from investment operations	.56	.93	.25	.88	1.95
Distributions to shareholders from:
Net investment income	(.38)	(.42)	(.43)	(.41)	(.46)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.55)	(.42)	(.43)	(.41)	(.46)
Net asset value, end of year	$8.17	$8.16	$7.65	$7.83	$7.36
Total Return(b)	7.08%	12.47%	3.22%	12.34%	34.44%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.61%	1.61%	1.62%	1.62%	1.65%
Expenses, excluding expense reductions	1.61%	1.61%	1.62%	1.62%	1.65%
Net investment income	4.52%	5.23%	5.42%	5.54%	6.13%

Supplemental Data:
Net assets, end of year (000)	$1,986,431	$2,051,198	$1,790,610	$1,866,405	$1,888,177
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

46	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.13	$7.62	$7.80	$7.34	$5.85
Investment operations:
Net investment income(a)	.44	.49	.49	.48	.46
Net realized and unrealized gain (loss)	.19	.51	(.17)	.46	1.55
Total from investment operations	.63	1.00	.32	.94	2.01
Distributions to shareholders from:
Net investment income	(.45)	(.49)	(.50)	(.48)	(.52)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.62)	(.49)	(.50)	(.48)	(.52)
Net asset value, end of year	$8.14	$8.13	$7.62	$7.80	$7.34
Total Return(b)	8.05%	13.50%	4.12%	13.24%	35.81%
Ratios to Average Net Assets:
Expenses, including expense reductions	.71%	.71%	.72%	.72%	.75%
Expenses, excluding expense reductions	.71%	.71%	.72%	.72%	.75%
Net investment income	5.40%	6.11%	6.30%	6.42%	6.87%

Supplemental Data:
Net assets, end of year (000)	$1,118,411	$1,047,325	$847,032	$695,689	$435,085
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	47

Financial Highlights (continued)

	Class I Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.10	$7.60	$7.77	$7.31	$5.83
Investment operations:
Net investment income(a)	.45	.49	.50	.49	.47
Net realized and unrealized gain (loss)	.19	.51	(.16)	.46	1.54
Total from investment operations	.64	1.00	.34	.95	2.01
Distributions to shareholders from:
Net investment income	(.46)	(.50)	(.51)	(.49)	(.53)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.63)	(.50)	(.51)	(.49)	(.53)
Net asset value, end of year	$8.11	$8.10	$7.60	$7.77	$7.31
Total Return(b)	8.16%	13.49%	4.35%	13.40%	35.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61%	.62%	.62%	.62%	.65%
Expenses, excluding expense reductions	.61%	.62%	.62%	.62%	.65%
Net investment income	5.48%	6.25%	6.39%	6.53%	7.15%

Supplemental Data:
Net assets, end of year (000)	$345,614	$230,006	$316,777	$353,941	$294,144
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

48	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.31	$7.79	$7.98	$7.49	$5.97
Investment operations:
Net investment income(a)	.44	.48	.48	.47	.45
Net realized and unrealized gain (loss)	.20	.52	(.18)	.48	1.57
Total from investment operations	.64	1.00	.30	.95	2.02
Distributions to shareholders from:
Net investment income	(.45)	(.48)	(.49)	(.46)	(.50)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.62)	(.48)	(.49)	(.46)	(.50)
Net asset value, end of year	$8.33	$8.31	$7.79	$7.98	$7.49
Total Return(b)	7.92%	13.21%	3.88%	12.73%	35.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.91%	.96%	1.03%	1.07%	1.10%
Expenses, excluding expense reductions	.91%	.96%	1.03%	1.07%	1.10%
Net investment income	5.23%	5.88%	6.01%	6.08%	6.70%

Supplemental Data:
Net assets, end of year (000)	$79,051	$99,968	$109,252	$143,083	$150,002
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	49

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.14	$7.63	$7.81	$7.35	$5.86
Investment operations:
Net investment income(a)	.40	.45	.46	.45	.43
Net realized and unrealized gain (loss)	.19	.52	(.18)	.45	1.55
Total from investment operations	.59	.97	.28	.90	1.98
Distributions to shareholders from:
Net investment income	(.41)	(.46)	(.46)	(.44)	(.49)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.58)	(.46)	(.46)	(.44)	(.49)
Net asset value, end of year	$8.15	$8.14	$7.63	$7.81	$7.35
Total Return(b)	7.52%	12.94%	3.62%	12.63%	35.26%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.21%	1.21%	1.22%	1.22%	1.25%
Expenses, excluding expense reductions	1.21%	1.21%	1.22%	1.22%	1.25%
Net investment income	4.92%	5.62%	5.84%	5.92%	6.57%

Supplemental Data:
Net assets, end of year (000)	$3,442	$2,624	$1,629	$1,234	$456
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

50	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 12/31
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$8.13	$7.62	$7.80	$7.34	$5.85
Investment operations:
Net investment income(a)	.41	.45	.46	.45	.44
Net realized and unrealized gain (loss)	.19	.52	(.17)	.46	1.55
Total from investment operations	.60	.97	.29	.91	1.99
Distributions to shareholders from:
Net investment income	(.42)	(.46)	(.47)	(.45)	(.50)
Net realized gain	(.17)	—	—	—	—
Total distributions	(.59)	(.46)	(.47)	(.45)	(.50)
Net asset value, end of year	$8.14	$8.13	$7.62	$7.80	$7.34
Total Return(b)	7.63%	13.07%	3.73%	12.83%	35.31%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.11%	1.11%	1.12%	1.12%	1.14%
Expenses, excluding expense reductions	1.11%	1.11%	1.12%	1.12%	1.14%
Net investment income	5.01%	5.73%	5.94%	6.03%	6.53%

Supplemental Data:
Net assets, end of year (000)	$85,119	$69,100	$47,338	$34,991	$17,780
Portfolio turnover rate	43.16%	45.87%	35.73%	42.65%	41.93%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	51

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and

Notes to Financial Statements (continued)

futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2010 through December 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain

Notes to Financial Statements (continued)

(loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement

Notes to Financial Statements (continued)

date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2013, the Fund had the following unfunded loan commitment:

Security Name
Diamond Foods, Inc. Revolver	$2,318,373

Notes to Financial Statements (continued)

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2013:

Distributor Commissions	Dealers’ Concessions
$1,835,508	$9,391,390

Distributor received CDSCs of $28,017 and $202,700 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2013.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended December 31, 2013 and 2012 was as follows:

	Year Ended 12/31/2013	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$472,257,012	$478,128,977
Net long-term capital gains	144,341,606	—
Total distributions paid	$616,598,618	$478,128,977

As of December 31, 2013, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$6,743,808
Undistributed long-term capital gains	30,411,274
Total undistributed earnings	$37,155,082
Temporary differences	(1,513,942)
Unrealized gains – net	384,820,482
Total accumulated gains – net	$420,461,622

As of December 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,027,139,644
Gross unrealized gain	578,902,500
Gross unrealized loss	(194,184,192)
Net unrealized security gain	$384,718,308

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received, and wash sales.

Permanent items identified during the fiscal year ended December 31, 2013 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
$53,564,126	$(53,564,126)

The permanent differences are primarily attributable to the tax treatment of premium amortization, certain securities, certain distributions and foreign currency transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2013 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$122,953,125	$3,499,670,729	$61,583,919	$3,785,259,976

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of December 31, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$2,952,044	$—	$2,952,044
Total	$2,952,044	$—	$2,952,044
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$—	$442,888	$442,888
Total	$—	$442,888	$442,888

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the fiscal year ended December 31, 2013, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$—	$(3,722,516)	$(3,722,516)
Futures Contracts	1,545,923	—	1,545,923
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$—	$161,818	$161,818
Futures Contracts	2,799,524	—	2,799,524
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	—	45,217,662	45,217,662
Futures Contracts(4)	933	—	933

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2013.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$49,609,372	$—	$49,609,372
Total	$49,609,372	$—	$49,609,372

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$49,609,372	$(49,609,372)	$—	$—
Total	$49,609,372	$(49,609,372)	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$442,888	$—	$442,888
Total	$442,888	$—	$442,888

	Net Amounts of Liabilities Presented in the Statement	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$154,836	$—	$—	$154,836
J.P. Morgan	288,052	—	—	288,052
Total	$442,888	$—	$—	$442,888

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) presented in the tables presented above, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
(c)	Net Amount represents the amount owed by the Fund to each counterparty as of December 31, 2013.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

During the fiscal year ended December 31, 2013, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the fiscal year ended December 31, 2013, a participating fund also managed by Lord Abbett utilized the Facility and fully repaid its borrowings on June 13, 2013. As of December 31, 2013, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and

Notes to Financial Statements (continued)

typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2013		Year Ended December 31, 2012
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	107,365,729	$883,385,731	113,405,450	$901,531,118
Converted from Class B*	3,929,544	32,346,034	7,952,536	63,182,965
Reinvestment of distributions	39,931,625	327,041,912	30,870,088	245,805,551
Shares reacquired	(160,172,218)	(1,315,484,645)	(125,783,061)	(998,948,340)
Increase (decrease)	(8,945,320)	$(72,710,968)	26,445,013	$211,571,294

Class B Shares
Shares sold	497,025	$4,103,667	728,928	$5,808,870
Reinvestment of distributions	1,294,051	10,637,684	1,459,038	11,647,331
Shares reacquired	(5,092,507)	(41,999,327)	(5,222,900)	(41,627,628)
Converted to Class A*	(3,915,646)	(32,346,034)	(7,926,571)	(63,182,965)
Decrease	(7,217,077)	$(59,604,010)	(10,961,505)	$(87,354,392)

Class C Shares
Shares sold	33,195,277	$274,014,272	43,431,158	$345,607,243
Reinvestment of distributions	12,940,571	106,216,574	9,698,893	77,422,450
Shares reacquired	(54,414,040)	(448,073,380)	(35,818,624)	(285,600,334)
Increase (decrease)	(8,278,192)	$(67,842,534)	17,311,427	$137,429,359

Class F Shares
Shares sold	53,642,855	$440,882,707	49,243,438	$390,285,417
Reinvestment of distributions	7,342,940	60,056,843	5,478,089	43,569,360
Shares reacquired	(52,422,568)	(429,985,942)	(37,026,612)	(294,113,712)
Increase	8,563,227	$70,953,608	17,694,915	$139,741,065

Class I Shares
Shares sold	25,713,396	$209,677,696	19,113,668	$150,302,380
Reinvestment of distributions	1,964,578	16,006,256	1,273,862	10,102,393
Shares reacquired	(13,461,931)	(109,388,366)	(33,699,673)	(262,212,677)
Increase (decrease)	14,216,043	$116,295,586	(13,312,143)	$(101,807,904)

Class P Shares
Shares sold	1,880,168	$15,833,136	2,822,147	$22,863,521
Reinvestment of distributions	707,990	5,924,936	793,851	6,453,217
Shares reacquired	(5,121,847)	(43,088,315)	(5,608,703)	(45,634,569)
Decrease	(2,533,689)	$(21,330,243)	(1,992,705)	$(16,317,831)

Class R2 Shares
Shares sold	281,354	$2,310,371	284,046	$2,249,955
Reinvestment of distributions	7,625	62,430	3,903	31,129
Shares reacquired	(189,212)	(1,559,521)	(179,073)	(1,425,565)
Increase	99,767	$813,280	108,876	$855,519

Notes to Financial Statements (concluded)

	Year Ended December 31, 2013		Year Ended December 31, 2012
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	4,597,830	$37,760,641	4,155,103	$33,059,536
Reinvestment of distributions	678,776	5,549,483	419,876	3,340,265
Shares reacquired	(3,319,472)	(27,261,805)	(2,286,070)	(18,167,001)
Increase	1,957,134	$16,048,319	2,288,909	$18,232,800

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2014

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994; Chairman since 2013

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Lend Lease Corporation Limited, an international retail and residential property group (2006 - 2012).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 - 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 - 2009); and Officer and Director of Trinsum Group, a holding company (2007 - 2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011).

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1995	Partner and Director, joined Lord Abbett in 1987.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly a Managing Director and Chief Compliance Officer at UBS Global Asset Management (2003 - 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods. The Board also considered the performance of the Fund in comparison to a group of funds with similar investment strategies.

Approval of Advisory Contract (continued)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributorand the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

2% of the ordinary income distributions paid by the Fund during the year is qualified dividend income. For corporate shareholders, 2% of the Fund’s ordinary income distributions qualified for the dividends received deduction.

For foreign shareholders, 83% of the ordinary income distributions paid by the Fund during the fiscal year ended December 31, 2013 represents interest-related dividends.

Additionally, of the distributions paid to shareholders during the fiscal year ended December 31, 2013, $58,319,967 and $144,341,606, respectively, represent short-term capital gains and long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.	LABD-2-1213 (2/14)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2013 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2013 and 2012 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2013	2012
Audit Fees {a}	$75,500	$72,500
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	75,500	72,500

Tax Fees {b}	11,996	11,682
All Other Fees	- 0 -	- 0 -
Total Fees	$87,496	$84,182

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2013 and 2012 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2013 and 2012 were:

	Fiscal year ended:
	2013	2012
All Other Fees {a}	$180,602	$194,431

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2013 and 2012 were:

	Fiscal year ended:
	2013		2012
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014